Earnings Per Unit (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted-average common shares outstanding Diluted (in Shares)	122,501,241	122,500,000
Diluted net loss per unit	$ (0.05)	$ (0.29)